CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Accounts and notes receivable, allowance for doubtful accounts (in dollars)	$ 42		$ 47
Accounts and notes receivable, pledged as collateral (in dollars)	521		520
Members' equity, units issued (in units)	2,728		2,728
Members' equity, units outstanding (in units)	2,728		2,728
Variable Interest Entity
Cash and cash equivalents	515	[1]	210	[1]
Restricted cash	9	[1]	9	[1]
Accounts and notes receivable (net)	1,542	[1]	1,534	[1]
Inventories	1,741	[1]	1,819	[1]
Other current assets	200	[1]	222	[1]
Property, plant and equipment (net)	3,759	[1]	3,656	[1]
Intangible assets (net)	88	[1]	70	[1]
Other noncurrent assets	458	[1]	366	[1]
Accounts payable	1,067	[1]	1,101	[1]
Accrued liabilities	742	[1]	723	[1]
Current portion of debt	277	[1]	288	[1]
Long-term debt	3,633	[1]	3,414	[1]
Other noncurrent liabilities	938	[1]	1,157	[1]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	39		28
Restricted cash	9		9
Accounts and notes receivable (net)	41		38
Inventories	54		55
Other current assets	3
Property, plant and equipment (net)	369		378
Intangible assets (net)	17		19
Other noncurrent assets	28		28
Accounts payable	73		76
Accrued liabilities	32		26
Current portion of debt	183		193
Long-term debt	64		77
Other noncurrent liabilities	$ 45		$ 101

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."